                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: December 31, 1999
                                              -------------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    Brookside Capital Investors, Inc.*
          ---------------------------------------------
 Address: Two Copley Place
          ---------------------------------------------
          Boston, MA 02116
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    Michele May
          ---------------------------------------------
 Title:   Vice President
          ---------------------------------------------
 Phone:   (617) 572-3000
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Michele May           Boston, MA                    02/11/00
 ------------------------ ----------------------------- --------------

 Report Type (Check only one.):

 *Brookside Capital Investors, L.P., the general partner of Brookside Capital
  Partners Fund, L.P. Brookside Capital Investors, Inc. is wholly owned by W. Mitt Romney.

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                   2
                                              ------------------

Form 13F Information Table Entry Total:              95
                                              -------------------

Form 13F Information Table Value Total:          $1,710,536
                                              --------------------
                                                (thousands)

 List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number         Name

1      28-                         Brookside Capital Partners Fund, L.P.
         ------------------        --------------------------------------
2      28-                         Brookside Capital Investors, L.P.
         ------------------        ---------------------------------------

                     Brookside Capital Partners Fund, L.P.

                  Form 13F Information Table as of 12/31/1999

                  Column 1           Column 2      Column 3     Column 4    Column 5   Column 6    Column 7         Column 8

                                                                                                                Voting Authority
                                                                Shares or    Value     Investment  Other     ---------------------
Name of Issuer                    Title of Class   Cusip        Prn Amount   (x$1000)  Discretion  Managers  Sole    Shared   None
--------------                    --------------   -----        ----------   --------  ----------  --------  ----    ------   ----
Advanced Neuromodulation System        COM         00757T101    683,600 SH   $  6,408    SOLE                 X
Altera Corp.                           COM         021441100    244,100 SH   $ 12,098    SOLE                 X
Alza Corp                              COM         022615108    500,000 SH   $ 17,313    SOLE                 X
Amerco Inc.                            COM         023586100    680,500 SH   $ 17,012    SOLE                 X
Antec Corp.                            COM         03664P105    278,600 SH   $ 10,169    SOLE                 X
Applied Power Inc.                     CL A        038225108  1,621,300 SH   $ 59,582    SOLE                 X
Art Technology Group Inc               COM         04289L107     36,000 SH   $  4,613    SOLE                 X
Aspect Development Inc.                COM         045234101    303,800 SH   $ 20,810    SOLE                 X
Auspex Systems Inc                     COM         052116100      2,500 SH   $     25    SOLE                 X
Baan Co NV                             COM         N08044104    391,200 SH   $  5,526    SOLE                 X
Bally Total Fitness Holding            COM         05873K108  1,182,900 SH   $ 31,569    SOLE                 X
BEA Systems Inc.                       COM         073325102  2,803,600 SH   $196,077    SOLE                 X
Bj's Wholesale Club Inc.               COM         05548J106    415,100 SH   $ 15,151    SOLE                 X
Blockbuster Inc                        CL A        93679108     200,000 SH   $  2,675    SOLE                 X
Bluestone Software Inc                 COM         09623P102      7,500 SH   $    862    SOLE                 X
Chemdex Corp                           COM         163595101    110,000 SH   $ 12,210    SOLE                 X
Circle.com                             COM         832914204    226,125 SH   $  2,784    SOLE                 X
Clarify Inc.                           COM         180492100    353,300 SH   $ 44,516    SOLE                 X
CompuCredit                            COM         20478N100    216,500 SH   $  8,335    SOLE                 X
Continental Airlines Inc               CL B        210795308    122,500 SH   $  5,436    SOLE                 X
Cyberonics                             COM         23251P102    150,000 SH   $  2,391    SOLE                 X
Daisytek International Corp            COM         234053106    200,000 SH   $  4,663    SOLE                 X
Dataware Technologies Inc.             COM         237920103    409,600 SH   $  7,066    SOLE                 X
Detroit Diesel Corp                    COM         250837101      4,600 SH   $     88    SOLE                 X
Dollar Tree Stores Inc.                COM         256747106    192,500 SH   $  9,324    SOLE                 X
Doncasters Plc                    SPONSORED ADR    257692103    523,600 SH   $  4,712    SOLE                 X
Doubleclick Inc.                       COM         258609304    375,000 SH   $ 94,898    SOLE                 X
Efficient Networks Inc                 COM         282056100     25,000 SH   $  1,700    SOLE                 X
Elan Corp. Plc                         COM         284131208    113,500 SH   $  3,348    SOLE                 X
Encore Wire Corp.                      COM         292562105  1,000,000 SH   $  7,625    SOLE                 X
Epix Medical Inc.                      COM         26881Q101    369,600 SH   $  3,696    SOLE                 X
ESPS Inc                               COM         269129102    202,500 SH   $  1,038    SOLE                 X
eToys Inc                              COM         297862104    219,900 SH   $  5,772    SOLE                 X
Express Scripts Inc                    CL A        302182100    182,500 SH   $ 11,680    SOLE                 X
Firstar Corp                           COM         33763V109    475,000 SH   $ 10,034    SOLE                 X
Flextronics International              ORD         Y2573F102    600,000 SH   $ 27,600    SOLE                 X
Gartner Group Inc (New)                COM         366651107    900,000 SH   $ 13,725    SOLE                 X
Global-Tech Appliances Inc.            COM         G39320109  1,053,000 SH   $  7,239    SOLE                 X
GlobeSpan Inc                          COM         379571102    110,000 SH   $  7,164    SOLE                 X
Grey Advertising Inc                   COM         397838103      5,630 SH   $  2,252    SOLE                 X
Gtech Holdings Corp.                   COM         400518106    165,000 SH   $  3,630    SOLE                 X
Harcourt General Inc                   COM         41163G101    635,800 SH   $ 25,591    SOLE                 X
Hollywood Entertainment Corp.          COM         436141105  1,500,000 SH   $ 21,750    SOLE                 X
Interactive Intelligence Inc           COM         45839M103    190,000 SH   $  5,059    SOLE                 X
Interleaf Inc                          COM         458729209    135,000 SH   $  4,539    SOLE                 X
InterWorld Corp                        COM         46114Q108     81,100 SH   $  6,924    SOLE                 X
Ispat International NV            NY REG SH CL A   464899103  2,642,600 SH   $ 42,613    SOLE                 X
Kana Communications Inc                COM         483600102    130,000 SH   $ 26,650    SOLE                 X
King Pharmaceuticals Inc               COM         495582108    200,000 SH   $ 11,213    SOLE                 X
Linens N Things Inc                    COM         535679104    222,400 SH   $  6,589    SOLE                 X
Maxygen Inc                            COM         577776107     10,000 SH   $    710    SOLE                 X
Micro Therapeutics Inc.                COM         59500W100    260,000 SH   $  1,999    SOLE                 X
MONY Group Inc                         COM         615337102        800 SH   $     23    SOLE                 X
Morgan Stanley Dean Witter & Co        COM         617446448    100,000 SH   $ 14,275    SOLE                 X
Nanometrics Inc                        COM         630077105     75,500 SH   $  1,519    SOLE                 X
Omnicare Inc.                          COM         681904108  1,737,100 SH   $ 20,845    SOLE                 X
Open Market Inc                        COM         68370M100  1,384,700 SH   $ 62,485    SOLE                 X
Pericom Semiconductor Corp             COM         713831105    402,500 SH   $ 10,591    SOLE                 X
PlanetRx.com Inc                       COM         727049108    242,500 SH   $  3,516    SOLE                 X
Pohang Iron & Steel Ltd           SPONSORED ADR    730450103     30,000 SH   $  1,050    SOLE                 X
Preview Travel Inc                     COM         74137R101     29,100 SH   $  1,517    SOLE                 X
Priceline.com Inc                      COM         741503106    228,000 SH   $ 10,801    SOLE                 X
Providian Financial Corp               COM         74406A102    641,700 SH   $ 58,435    SOLE                 X
PSS World Medical Inc.                 COM         69366A100  3,418,100 SH   $ 32,258    SOLE                 X
Radian Group Inc                       COM         750236101    431,840 SH   $ 20,620    SOLE                 X
Rambus Inc                             COM         750917106     24,000 SH   $  1,619    SOLE                 X
Red Hat Inc                            COM         756577102    134,200 SH   $ 28,350    SOLE                 X
Reinsurance Group of America           COM         759351109    366,714 SH   $ 10,176    SOLE                 X
Ryerson Tull Inc.                      COM         78375P107    391,958 SH   $  7,619    SOLE                 X
Scotts Company (The)                   CL A        810186106    588,600 SH   $ 23,691    SOLE                 X
Silgan Holdings Inc.                   COM         827048109  1,135,150 SH   $ 15,183    SOLE                 X
Smith-Gardner Associates Inc           COM         832059109    458,000 SH   $  7,815    SOLE                 X
Snyder Communications Inc              COM         832914105  2,576,300 SH   $ 49,594    SOLE                 X
Stage Stores Inc.                      COM         85254C107  2,259,800 SH   $  5,226    SOLE                 X
Staples Inc                            COM         855030102    535,000 SH   $ 11,101    SOLE                 X
Station Casinos Inc                    COM         857689103    100,000 SH   $  2,244    SOLE                 X
Steel Dynamics Inc.                    COM         858119100  1,845,000 SH   $ 29,405    SOLE                 X
Sterling Software Inc                  COM         859547101    102,000 SH   $  3,213    SOLE                 X
Tech Data Corp.                        COM         878237106  1,334,600 SH   $ 36,201    SOLE                 X
Technology Solutions Co.               COM         87872T108  3,355,300 SH   $109,886    SOLE                 X
Tekelec                                COM         879101103  1,860,000 SH   $ 41,850    SOLE                 X
Ticketmaster Online-CitySearch         CL B        88633P203  1,107,500 SH   $ 42,570    SOLE                 X
Tickets.com Inc                        COM         88633M101     50,000 SH   $    717    SOLE                 X
TJX Companies Inc.                     COM         872540109  1,763,500 SH   $ 36,042    SOLE                 X
Trans World Entertainment              COM         89336Q100    463,900 SH   $  4,871    SOLE                 X
True North Communications              COM         897844106    899,800 SH   $ 40,210    SOLE                 X
TSI International Software Ltd.        COM         872879101    301,900 SH   $ 17,095    SOLE                 X
UnumProvident Corp                     COM         903192102    880,000 SH   $ 28,215    SOLE                 X
USX - U.S. Steel Group                 COM         90337T101    670,700 SH   $ 22,133    SOLE                 X
Vestcom International Inc.             COM         924904105  1,150,700 SH   $  4,027    SOLE                 X
Viant Corp                             COM         92553N107     30,000 SH   $  2,970    SOLE                 X
Wave Systems Corp                      CL A        943526103    519,800 SH   $  6,205    SOLE                 X
Worldgate Communications Inc           COM         98156L307    153,200 SH   $  7,287    SOLE                 X
ZapMe! Corp                            COM         98912E100    505,000 SH   $  4,356    SOLE                 X
Zions Bancorporation                   COM         989701107    275,000 SH   $ 16,277    SOLE                 X
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